Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Golar LNG Partners LP
Entity Central Index Key	0001415916
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2013

UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Partnership Income [Abstract]
Total operating revenues	$ 78,299		$ 71,193		$ 153,226		$ 129,796
Vessel operating expenses	14,070	[1]	10,469	[1]	27,200	[1]	21,545	[1]
Voyage and commission expenses	1,518		951		3,212		1,043
Administrative expenses	1,328	[2]	2,449	[2]	2,594	[2]	4,037	[2]
Depreciation and amortization	16,991		11,983		30,666		22,889
Total operating expenses	33,907		25,852		63,672		49,514
Operating income	44,392		45,341		89,554		80,282
Financial income (expenses)
Interest income	259		502		532		1,025
Interest expense	(10,589)		(9,069)		(20,970)		(16,710)
Other financial items	(114)		(2,464)		966		(3,521)
Net financial expenses	(10,444)		(11,031)		(19,472)		(19,206)
Income before tax	33,948		34,310		70,082		61,076
Taxes	(4,021)		(1,597)		(7,156)		(1,616)
Net income	29,927		32,713		62,926		59,460
Less: Net income attributable to non-controlling interests	(1,961)		(2,504)		(4,644)		(4,975)
Net income attributable to Golar LNG Partners LP Owners	27,966		30,209		58,282		54,485
Dropdown Predecessor's interest in net income	0		10,378		0		15,201
General partner’s interest in net income	875	[3]	398	[3]	2,512	[3]	786	[3]
Limited partners’ interest in net income	$ 27,091		$ 19,433		$ 55,770		$ 38,498
Earnings per unit:
Common unit (basic and diluted) (in dollars per unit)	$ 0.47		$ 0.54		$ 1		$ 1.06
Subordinated unit (basic and diluted) (in dollars per unit)	$ 0.47		$ 0.44		$ 0.98		$ 0.87
General partner unit (basic and diluted) (in dollars per unit)	$ 1.26	[3],[4]	$ 0.5	[3],[4]	$ 2.61	[3],[4]	$ 0.99	[3],[4]
Cash distributions declared and paid per unit (in dollars per unit)	$ 0.52		$ 0.43		$ 1.02		$ 0.86

[1]	This includes related party ship management fee recharges of $2.4 million and $1.0 million for the three months ended June 30, 2013 and 2012, respectively, and $3.5 million and $2.1 million for the six months ended June 30, 2013 and 2012, respectively.
[2]	This includes related party management and administrative fee recharges of $0.7 million for each of the three months ended June 30, 2013 and 2012, and $1.4 million and $1.3 million for the six months ended June 30, 2013 and 2012, respectively.
[3]	This includes net income attributable to Incentive Distribution Rights ("IDRs") holders for the three months ended June 30, 2013 and 2012 of $0.3 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 of $1.3 million and $nil, respectively.
[4]	This includes the net income attributable to IDR holders. The IDRs generally may not be transferred by the General Partner until March 2016. The net income attributable to IDRs for the three months ended June 30, 2013 and 2012 are $0.9 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 are $1.8 million and $nil, respectively.

UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Supplemental Income Statement Elements [Abstract]
Ship management fees	$ 2,407,000	$ 1,049,000	$ 3,456,000	$ 2,123,000
Management and administrative services fees	697,000	701,000	1,393,000	1,323,000
Net income (loss) allocated to IDRs (P&L)	$ 300,000	$ 0	$ 1,300,000	$ 0

UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Partners' Capital, Comprehensive Income [Abstract]
Net income	$ 29,927	$ 32,713	$ 62,926	$ 59,460
Other comprehensive income:
Unrealized net (loss)/gain on qualifying cash flow hedging instruments	9,248	(557)	7,359	(22)
Other comprehensive (loss) income	9,248	(557)	7,359	(22)
Comprehensive income	39,175	32,156	70,285	59,438
Comprehensive income attributable to:
Partners' capital/ Owner's equity in Golar LNG Partners LP	37,214	29,652	65,641	54,463
Non-controlling interest	$ 1,961	$ 2,504	$ 4,644	$ 4,975

UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current
Cash and cash equivalents	$ 61,085	$ 66,327
Restricted cash and short-term investments	19,655	30,900
Other current assets	15,606	4,336
Amounts due from related parties	0	3,883
Inventories	1,738	1,924
Total Current Assets	98,084	107,370
Non-current
Restricted cash	136,168	190,523
Vessels and vessels under capital leases, net	1,436,215	1,192,779
Other long term assets	24,737	20,302
Total Assets	1,695,204	1,510,974
Current
Short-term debt due to related parties	20,000	0
Current portion of long-term debt	76,566	64,822
Current portion of obligations under capital leases	0	5,837
Other current liabilities	102,798	94,629
Amounts due to related parties	10,387	4,429
Total Current Liabilities	209,751	169,717
Non-current
Long-term debt	883,246	639,697
Long-term debt due to related parties	32,950	34,953
Obligations under capital leases	145,987	406,534
Other long-term liabilities	18,219	18,529
Total Liabilities	1,290,153	1,269,430
Partners' capital:
Common unitholders	318,555	169,515
Subordinated unitholders	3,520	3,713
General partner interest	8,104	5,447
Total Partners' capital	330,179	178,675
Accumulated other comprehensive income	(1,630)	(8,989)
Total equity before non-controlling interest	328,549	169,686
Non-controlling interest	76,502	71,858
Total equity	405,051	241,544
Total liabilities and equity	$ 1,695,204	$ 1,510,974

UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASHFLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
OPERATING ACTIVITIES
Net income	$ 62,926		$ 59,460
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	30,666		22,889
Amortization of deferred tax benefit on intragroup transfers	0		(912)
Amortization of deferred charges	4,075		485
Drydocking expenditure	(37,593)		(7,000)
Unrealized foreign exchange (gains)/losses	(7,935)		1,413
Interest element included in obligations under capital leases	118		148
Trade accounts receivable	(9,773)		172
Inventories	317		316
Prepaid expenses, accrued income and other assets	(3,289)		(6,466)
Amount due to/from related companies	(1,208)		1,962
Trade accounts payable	4,518		80
Accrued expenses	2,288		9,030
Other current liabilities	(4,264)		(4,885)
Net cash provided by operating activities	40,846		76,692
INVESTING ACTIVITIES
Additions to vessels and equipment	(2,443)		(66,096)
Acquisition of Golar Maria (net of cash acquired)	(117,517)	[1]	0	[1]
Restricted cash and short term investments	55,976		(799)
Net cash used in investing activities	(63,984)		(66,895)
FINANCING ACTIVITIES
Proceeds from issuance of equity	130,244		0
Proceeds from short-term debt from a related party	20,000		0
Proceeds from long-term debt	225,000		0
Payment in connection with lease terminations	(2,365)		(1,755)
Cash Paid for Lease Termination	(250,980)		0
Repayments of long-term debt	(41,607)		(25,950)
Non-controlling interest dividend	0		(1,199)
Cash distributions paid	(58,083)		(34,292)
Contributions from Dropdown Predecessor	0		54,247
Financing costs paid	(4,313)		0
Net cash provided by (used in) financing activities	17,896		(8,949)
Net (decrease) increase in cash and cash equivalents	(5,242)		848
Cash and cash equivalents at beginning of period	66,327		49,218
Cash and cash equivalents at end of period	$ 61,085		$ 50,066

[1]	In addition to the cash consideration paid for the acquisition, there were non-cash considerations including assumption of bank debt of $89.5 million, interest rate swap liability of $3.1 million and other purchase price adjustments of $5.5 million (see note 12).

UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS (Parenthetical) (Golar Maria [Member], USD $)	Feb. 07, 2013
Golar Maria [Member]
Business Acquisition, Purchase Price Allocation, Liabilities Assumed	$ 89,500,000
Interest rate swap liability assumed	3,100,000
Purchase price adjustments on acquisition	$ 5,506,000

UNAUDITED CONDENDSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL/ OWNERS' EQUITY (USD $) In Thousands, unless otherwise specified		Total	Dropdown Predecessor Equity [Member]	Common Units [Member] Partners' Capital [Member]	Subordinated Units [Member] Partners' Capital [Member]	General Partner [Member] Partners' Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Before Non-controlling interest [Member]	Non-controlling Interest [Member]
Balance at Dec. 31, 2011		$ 298,033	$ 208,069	$ 30,163	$ 369	$ 1,537	$ (5,039)	$ 235,099	$ 62,934
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		59,460	15,201	22,784	15,714	786	0	54,485	4,975
Other comprehensive gain/loss		(22)	0	0	0	0	(22)	(22)	0
Cash distributions		(34,292)	0	(19,889)	(13,718)	(685)	0	(34,292)	0
Non-controlling interest dividends		(1,199)	0	0	0	0	0	0	(1,199)
Movement in invested equity		54,247	54,247	0	0	0	0	54,247	0
Balance at Jun. 30, 2012		376,227	277,517	33,058	2,365	1,638	(5,061)	309,517	66,710
Balance at Dec. 31, 2012		241,544	0	169,515	3,713	5,447	(8,989)	169,686	71,858
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		62,926	0	39,774	15,996	2,512	0	58,282	4,644
Other comprehensive gain/loss		7,359	0	0	0	0	7,359	7,359	0
Cash distributions	[1]	(58,083)	0	(39,013)	(16,189)	(2,881)	0	(58,083)	0
Net proceeds from issuance of common units		130,244	0	127,639	0	2,605	0	130,244	0
Contribution to equity		21,061	0	20,640	0	421	0	21,061	0
Balance at Jun. 30, 2013		$ 405,051	$ 0	$ 318,555	$ 3,520	$ 8,104	$ (1,630)	$ 328,549	$ 76,502

[1]	This includes cash distributions to IDR holders for the six months ended June 30, 2013 of $1.8 million.

UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN PARTNERS' CAPITAL/OWNERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Partners' Capital Account, Distributions	$ 58,083 [1]
Incentive Distribution Rights [Member]
Partners' Capital Account, Distributions	$ 1,800

[1]	This includes cash distributions to IDR holders for the six months ended June 30, 2013 of $1.8 million.

GENERAL	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
1.                                      GENERAL

Golar LNG Partners LP (the "Partnership") is a publicly traded Marshall Islands limited partnership initially formed as a subsidiary of Golar LNG Limited ("Golar") in September 2007, to own and operate liquefied natural gas ("LNG") carriers and floating storage regasification units ("FSRUs") under long-term charters. As of June 30, 2013, the Partnership has a fleet of four LNG carriers and four FSRUs.

ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
ACCOUNTING POLICIES
2.                                      ACCOUNTING POLICIES

Basis of accounting

The accompanying condensed consolidated and combined carve-out interim financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these condensed consolidated and combined carve-out interim financial statements should be read in conjunction with the Partnership’s audited consolidated and combined carve-out financial statements for the year ended December 31, 2012, which are included in the Partnership's Annual Report on Form 20-F.

The Partnership acquired from Golar, the subsidiaries which own (or lease) and operate the FSRUs, the NR Satu in July 2012 and the Golar Grand in November 2012. The Partnership has accounted for these acquisitions as a reorganization of entities under common control. Accordingly, the Partnership's financial statements for the three and six months ended June 30, 2012 have been retroactively adjusted to include the results of these vessels (herein referred to as the "Dropdown Predecessor" within this Report) prior to the date these vessels were acquired by the Partnership, as if the Partnership had acquired these vessels when they began operations under the ownership of Golar. The periods retroactively adjusted include all periods the Partnership, the NR Satu and the Golar Grand were under common control. As a result, these transactions have been recorded at historical book values and the excess of the consideration paid by the Partnership over Golar's historical cost is accounted for as an equity distribution to Golar.

The effect of adjusting the Partnership's financial statements to account for these common control exchanges is shown below:

	Three months ended June 30, 2012			Six months ended June 30, 2012
(in thousands of $)	As revised	Change	As reported	As revised	Change	As reported
Income statement
Time charter revenues	71,193	19,710	51,483	129,796	27,525	102,271
Net income	32,713	10,380	22,333	59,460	15,201	44,259

The condensed consolidated and combined carve-out financial statements reflect the results of operations and cash flows for the three month and six month period ended June 30, 2013 and 2012 of the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Dropdown Predecessor.  Accordingly, the historical combined carve-out financial statements reflect adjustments for allocations of certain expenses such as administrative expenses (including share options and pension costs), realized and unrealized interest rate and foreign currency swap derivatives for the period prior to the acquisition date of the vessels referred to as the Dropdown Predecessor. Allocated costs (income) included in the accompanying condensed consolidated and combined carve-out statements of income are as follows:

	Three months ended June 30		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Administrative expenses	—	546	—	1,102
Pension costs	—	48	—	165
Net financial expenses (income)	—	(135)	—	398
	—	459	—	1,665

Under the Partnership Agreement, the general partner has irrevocably delegated to the Partnership's board of directors the power to oversee and direct the operations of, and to manage and determine the strategies and policies of, Golar Partners. During the period from the Partnership's initial public offering ("IPO") in April 2011 until the time of the Partnership's first annual general meeting ("AGM") on December 13, 2012, Golar retained the sole power to appoint, remove and replace all members of the Partnerhip's board of directors. From the first AGM, four of the seven board members became electable by the common unitholders and accordingly, from this date, Golar no longer retains the power to control the board of directors and, hence, the Partnership. As a result, the Partnership is no longer considered to be under common control with Golar and as a consequence, from this date, the Partnership will no longer account for vessel acquisitions from Golar as transfer of equity interests between entities under common control.

In February 2013, the Partnership acquired from Golar 100% interests in the subsidiary that owns and operates the LNG carrier, the Golar Maria, which the Partnership accounted for as an acquisition of a business. Accordingly, the results of the Golar Maria are consolidated into the Partnership's results from the date of its acquisition. There has been no retroactive restatement of the Partnership's financial statements to reflect the historical results of the Golar Maria prior to its acquisition.

Management has deemed the related allocations reasonable to present the financial position, results of operations and cash flows of the Dropdown Predecessor on a stand-alone basis. Furthermore, in the opinion of management these condensed consolidated and combined carve-out interim financial statements reflect all adjustments, of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership's consolidated financial position, results of operations, changes in equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year.

Significant accounting policies

The accounting policies adopted in the preparation of the condensed consolidated and combined interim financial statements are consistent with those followed in the preparation of the Partnership's audited consolidated and combined carve-out financial statements for the year ended December 31, 2012.

RECENTLY ISSUED ACCOUNTING STANDARDS	6 Months Ended
Jun. 30, 2013
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
3.                                      RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In December 2011, the Financial Accounting Standards Board ("FASB") amended guidance on disclosures about offsetting assets and liabilities. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amendments will enhance disclosures required by US GAAP by requiring improved information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with US GAAP. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of set-off associated with certain financial instruments and derivative instruments in the scope of this update. The amendments will be required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The effect of this to the Partnership's interim consolidated financial statements is included in note 8.

In July 2012, the FASB amended disclosure requirements relating to testing indefinite-lived intangible assets for impairment. The amendments no longer require entities to disclose the quantitative information about significant unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy that relate to the financial accounting and reporting for an indefinite-lived intangible asset after its initial recognition. The amendment is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The amendment did not have a material impact on the Partnership’s consolidated financial statements.

In October 2012, the FASB amended several disclosure requirements of the FASB Accounting Standards Codification relating to investments, consolidation, accounting changes and error corrections, inventory, retirement benefits for defined benefit plans, financial instruments and balance sheet. The amendments are effective for fiscal periods beginning after December 15, 2012. The amendment did not have a material impact on the Partnership’s consolidated financial statements.

In February 2013, further guidance was provided relating to the reporting of the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income. Under the updated guidance, the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income shall be shown, in one location, either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. The amendment did not have a material impact on the Partnership’s consolidated financial statements.

New accounting standards not yet adopted

In February 2013, the FASB issued guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, including debt arrangements, other contractual obligations and settled litigation and judicial rulings. The guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Partnership is evaluating the impact of the adoption of this amended guidance but does not expect it to have a material impact on its consolidated financial statements.

SEGMENTAL INFORMATION	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
SEGMENTAL INFORMATION
4.                                      SEGMENTAL INFORMATION

The Partnership has not presented segmental information as the Partnership considers that it operates in one reportable segment, the LNG market. During the three and six months ended June 30, 2013 and 2012, the Partnership's fleet operated under time charters and in particular with six charterers, Petrobras, DUSUP, Pertamina, PT Nusantara Regas ("PTNR"), BG Group plc and Eni SpA. In time charters, the charterer, not the Partnership, controls the choice of which routes the Partnership's vessel will serve. These routes can be worldwide except for the Partnership's FSRUs which operate at specific locations. Accordingly, the Partnership's management, including the chief operating decision makers, do not evaluate the Partnership's performance either according to customer or geographical region.

For the three and six months ended June 30, 2013 and 2012, revenues from the following customers accounted for over 10% of the Partnership's consolidated and combined revenues:

	Three months ended June 30,				Six months ended June 30,
(in thousands of $)	2013		2012		2013		2012
Petrobras	18,606	24%	23,810	33%	35,793	23%	47,248	36%
DUSUP	11,932	15%	12,018	17%	23,818	16%	24,035	19%
Pertamina	9,048	12%	9,353	13%	18,044	12%	18,384	14%
BG Group plc	15,042	19%	17,222	24%	31,582	21%	23,523	18%
PTNR	16,392	21%	8,790	12%	32,469	21%	8,790	7%

Geographic segment data

The following geographical data presents the Partnership's revenues and fixed assets with respect only to its FSRUs, operating under long-term charters, at specific locations.

Revenues	Three months ended June 30		Six months ended June 30
(in thousands of $)	2013	2012	2013	2012

Brazil	18,606	23,810	35,793	47,248
United Arab Emirates	11,932	12,018	23,818	24,035
Indonesia	16,392	8,790	32,469	8,790

The following describes the Partnership's long-lived assets by country. LNG vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Fixed assets	June 30,	December 31,
(in thousands of $)	2013	2012

Brazil	416,806	379,061
United Arab Emirates	148,016	153,097
Indonesia	240,951	247,942

OTHER FINANCIAL ITEMS, NET	6 Months Ended
Jun. 30, 2013
OTHER FINANCIAL ITEMS, NET [Abstract]
OTHER FINANCIAL ITEMS, NET
5.                                      OTHER FINANCIAL ITEMS

Other financial items are comprised of the following:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Amortization of deferred financing costs	(3,408)	(206)	(4,075)	(485)
Unrealized (mark-to-market) gains (losses) for interest rate swaps	4,826	(1,102)	7,095	(325)
Interest expense on un-designated interest rate swaps	(1,622)	(1,201)	(3,251)	(2,369)
Mark-to-market adjustment for currency swap derivatives	1,775	(1,854)	(4,839)	1,117
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	(347)	2,276	7,584	(1,413)
Foreign exchange gains (losses) on operations	31	(193)	(44)	237
Other	(1,369)	(184)	(1,504)	(283)
	(114)	(2,464)	966	(3,521)

DEBT AND OBLIGATIONS UNDER CAPITAL LEASES	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
DEBT AND OBLIGATIONS UNDER CAPITAL LEASES
6.                                      DEBT AND OBLIGATIONS UNDER CAPITAL LEASES

Debt

As of June 30, 2013 and December 31, 2012, the Partnership had total long-term debt outstanding of $992.8 million and $739.5 million, respectively. The increase is attributable to the bank debt assumed upon the acquisition of the Golar Maria in February 2013 and the refinancing of the Golar Winter and Golar Grand leases with a new loan facility as further described below. In addition, in May 2013, the Partnership drew down $20 million from its revolving Sponsor credit facility with Golar. The Sponsor credit facility is unsecured, interest free and repayable in April 2014.

Golar Maria facility

The Golar Maria facility is secured against the Golar Maria and was assumed by the Partnership upon the acquisition of the vessel from Golar in February 2013. The amount originally drawn down under the facility was $120 million , but the balance outstanding under the facility at the date of acquisition was $89.5 million. The Golar Maria facility bears interest at LIBOR plus a margin and is repayable in quarterly installments with a final balloon payment of $80.8 million due in December 2014.

Golar Partners Operating credit facility

In June 2013, the Partnership refinanced existing lease financing arrangements in respect of two vessels, the Golar Winter and the Golar Grand, and entered into a new five year, $275 million loan facility with a banking consortium. The loan facility is split into two tranches, a $225 million term loan facility and a $50 million revolving credit facility. As of June 30, 2013, the Partnership had not borrowed under the $50 million revolving credit facility. The loan facility is secured against the Golar Winter and the Golar Grand and is repayable in quarterly installments with a final balloon payment of $130 million payable in July 2018. The loan facility and the revolving credit facility bear interest at LIBOR plus a margin.

In April 2013, the Partnership received waivers relating to the requirement under the Golar LNG Partners credit facility and the Golar Freeze facility relating to change of control over the Partnership. Following the grant of such waivers, in order to permanently resolve this issue, the loan facilities affected by the loss of control which contained the change of control provisions were amended in June 2013. The Partnership is now in compliance with all covenants and expects to remain so for the foreseeable future.

Obligations under capital leases

The Partnership’s capital lease obligations as of June 30, 2013 and December 31, 2012 were $146.0 million and $412.4 million, respectively. The decrease is due to the termination of the Golar Winter and Grand lease obligations in June 2013 (see note 7).

LEASE TERMINATIONS	6 Months Ended
Jun. 30, 2013
Lease terminations [Abstract]
LEASE TERMINATIONS
7.                                      LEASE TERMINATIONS

In connection with the refinancing of the Golar Winter and the Golar Grand in June 2013 (see note 6), the Partnership made a cash payment of $251.0 million to the lessors to terminate the respective lease financing arrangements (including the associated Golar Winter currency swap of $25.3 million) and to acquire the legal title of both these vessels. These transactions were between controlled entities and therefore a contribution to equity of $21.1 million has been recognized. The vessels continue to be recorded at their historical book value.

FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2013
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
8.                                      FINANCIAL INSTRUMENTS

Interest rate risk management

In certain situations, the Partnership may enter into financial instruments to reduce the risk associated with fluctuations in interest rates.  The Partnership has entered into swaps that convert floating rate interest obligations to fixed rates, which from an economic perspective hedge the interest rate exposure.  The Partnership does not hold or issue instruments for speculative or trading purposes.  The counterparties to such contracts are major banking and financial institutions.  Credit risk exists to the extent that the counterparties are unable to perform under the contracts; however the Partnership does not anticipate non-performance by any of its counterparties.

The Partnership manages its debt and capital lease portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates.  Certain interest rate swap agreements qualify and are designated for accounting purposes as cashflow hedges. Accordingly, the net gains and losses have been reported in a separate component of accumulated other comprehensive income to the extent the hedges are effective.  The amount recorded in accumulated other comprehensive income will subsequently be reclassified into earnings in the same period as the hedged items affect earnings.

Fair values

The Partnership recognizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The carrying value and estimated fair value of the Partnership's financial instruments as of June 30, 2013 and December 31, 2012 are as follows:

		June 30, 2013		December 31, 2012
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	61,085	61,085	66,327	66,327
Restricted cash and short-term investments	Level 1	155,823	155,823	221,423	221,423
Short-term debt due to related party	Level 3	20,000	20,000	—	—
High-yield bonds (3)	Level 1	214,175	217,388	233,804	234,708
Long-term debt — floating (1)	Level 2	778,587	778,587	505,668	505,668
Obligations under capital leases (1)	Level 2	145,987	145,987	412,371	412,371

Derivatives:
Cross currency interest rate swap liability (6)	Level 2	14,766	14,766	1,819	1,819
Interest rate swaps liability (2) (4)	Level 2	19,528	19,528	24,991	24,991
Interest rate swaps asset (2) (4)	Level 2	2,850	2,850	—	—
Foreign currency swaps liability (2) (5)	Level 2	56	56	20,527	20,527
___________________________________
(1) The Partnership's debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.

(2) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(3) High-yield bonds with a carrying value of $214.2 million and $233.8 million as of June 30, 2013 and December 31, 2012, respectively, which is included under long-term debt on the balance sheet. The fair value of the high-yield bonds as of June 30, 2013 was $217.4 million, which is 101.50% of their face value.

(4) The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 6) that qualify and are designated as cash flow hedges as of June 30, 2013 and December 31, 2012 was a net liability of $5.9 million (with a notional amount of $399.7 million) and a net liability of $5.9 million (with a notional amount of $466.8 million), respectively. The expected maturity of these interest rate agreements is from November 30, 2013 to March 31, 2018. Accordingly, for the six months ended June 30, 2013 and 2012, a $4.3 million gain and a $0.02 million loss, respectively, have been accounted for as a change in other comprehensive income which would have otherwise been recognized in earnings in such periods.

(5) As of June 30, 2013, the Partnership has the following foreign currency forward contracts:

	Notional amount			Average forward rate
Instrument (in thousands)	Receiving in foreign currency	Pay in USD	Maturity dates	USD foreign currency
Currency rate swaps:
Singapore dollars	731	591	2013	0.8087
Euros	2,100	2,789	2013	1.3282

(6)
The Partnership issued NOK denominated senior unsecured bonds. In order to hedge the Partnership's exposure, it entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. The Partnership designated the cross currency interest rate swap as a cash flow hedge. As of June 30, 2013, the following are the details on the cross currency interest rate swap:

Instrument (in thousands)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(14,766)

As of June 30, 2013 and December 31, 2012, the Partnership's accumulated other comprehensive income included an unrealized gain of $3.1 million and an unrealized loss of $5.1 million, respectively, in respect of the cross currency interest rate swap designated as a cash flow hedge.

The following methods and assumptions were used to estimate the fair value of each class of financial instrument.

Certain methods and assumptions were used to estimate the fair value of each class of financial instruments. The carrying amounts of accounts receivables, accounts payables and accrued liabilities approximate fair values because of the short maturity of those instruments.

The carrying values of cash and cash equivalents, which are highly liquid, are considered to be a reasonable estimate of fair value.

The estimated fair value for restricted cash and short-term investments is considered to be equal to the carrying value since they are placed for periods of less than six months.  The estimated fair value for long-term restricted cash is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis.

The carrying value of short-term debt due to related party refers to the Partnership's revolving credit facility with Golar. The carrying amount of this debt approximates its fair value because of the short maturity of this instrument.

The estimated fair value of our high yield bonds is based on the quoted market price as of the balance sheet date.

The estimated fair value for floating long-term debt is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly or six monthly basis.

The estimated fair values for obligations under capital leases are considered to be equal to the carrying value since they bear interest at rates which are reset on a quarterly basis.

The fair value of the Partnership’s derivative instruments is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and the creditworthiness of the Partnership and its swap counterparties.  The mark-to-market gain or loss on the Partnership's interest rate and foreign currency swaps that are not designated as hedges for accounting purposes for the period is reported in the statement of operations caption "other financial items, net" (see note 5).

As of June 30, 2013, the Partnership has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional amount		Maturity Dates			Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	906,535	(1)	2013	to	2018	0.92%	to	6.49%
(1) This includes the nominal value of the cross currency interest rate swap of $227.2 million described in note 8 above.

During the six months ended June 30, 2013, the Partnership entered into new interest rate swaps with a notional value of $122.5 million. In addition, following the acquisition of the Golar Maria in February 2013, the Partnership assumed Golar Maria's bank debt and the related interest rate swap with a notional value of $50 million.

The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive fair value at the end of each period, reduced by the effects of master netting agreements. It is the Partnership's policy to enter into master netting agreements with the counterparties to derivative financial instrument contracts, which give the Partnership the legal right to discharge all or a portion of amounts owed to counterparty by offsetting them against amounts that the counterparty owes to the Partnership. Despite the master netting arrangements in place, as of June 30, 2013, the interest rate swap assets cannot be set-off against the interest rate swap liabilities as these are with different counterparties.

The cross currency interest rate swap has a credit support arrangement that require the Partnership to provide cash collateral in the event that the market valuation drops below a certain level. Valuations are currently above these levels and there is no cash collateral that has been provided in the period.

As of June 30, 2013, the notional principal amount of the debt and capital lease obligations outstanding subject to such swap agreements was $906.5 million (December 31, 2012: $759.6 million).

Hedging

The impact of ineffectiveness is immaterial for the three months and six months ended June 30, 2013.  There are also no material amounts currently held in Accumulated Other Comprehensive Income in relation to hedges which are expected to be reclassified into earnings within the next twelve months.

The cash flows from economic hedges are classified in the same category as the cash flows from the items subject to the economic hedging relationship.

RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
9.             RELATED PARTY TRANSACTIONS

Net expenses (income) from related parties:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Transactions with Golar and affiliates:

Management and administrative services fees (a)	697	701	1,393	1,323
Ship management fees (b)	2,407	1,049	3,456	2,123
Interest expense on Golar Energy loan (c)	—	829	—	829
Interest expense on high-yield bonds (d)	602	—	1,172	—
Interest expense on Golar LNG vendor financing loan (for the Golar Freeze) (e)	—	3,793	—	7,586
Total	3,706	6,372	6,021	11,861

The amounts set forth in the table above exclude allocations for administrative expenses, pension costs and other financial items as described in note 2, relating to the Dropdown Predecessor.

Receivables (payables) from related parties:

As of June 30, 2013 and December 31, 2012 balances with related parties consisted of the following:

(in thousands of $)	June 30, 2013	December 31, 2012
Trading balances due to Golar and affiliates (f)	(10,387)	(546)
Short-term loan due to Golar (g)	(20,000)	—
High-yield bonds (d)	(32,950)	(34,953)
	(63,337)	(35,499)

(a) Management and administrative services agreement - On March 30, 2011, the Partnership entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to the Partnership certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. The Partnership may terminate the agreement by providing 120 days' written notice.

(b) Ship management fees - Golar and certain of its affiliates charged ship management fees to the Partnership for the provision of technical and commercial management of the vessels. Each of the Partnership’s vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.

(c) Golar Energy loan - In January 2012, Golar LNG (Singapore) Pte. Ltd. ("Golar Singapore"), the subsidiary which holds the investment in PTGI, drew down $25 million on its loan agreement entered into in December 2011 with Golar LNG Energy Limited ("Golar Energy"). The loan was unsecured, repayable on demand and bore interest at the rate of 6.75% per annum payable on a quarterly basis. In connection with the acquisition of the subsidiaries that own and operate the NR Satu in July 2012, all amounts payable to Golar Energy by the subsidiaries acquired by the Partnership, including Golar Singapore, were extinguished .

(d) High-yield bonds - In October 2012, the Partnership completed the issuance of NOK1,300 million in senior unsecured bonds that mature in October 2017. The aggregate principal amount of the bonds is equivalent to approximately $227 million. Of this amount, approximately $35.0 million was issued to Golar. As of June 30, 2013, the U.S. dollar equivalent of the bonds issued to Golar was $33.0 million.

(e) Golar LNG vendor financing loan for the Golar Freeze- In October 2011, in connection with the purchase of the Golar Freeze, the Partnership entered into a financing loan agreement with Golar for an amount of $222.3 million. The facility was unsecured and bore interest at a fixed rate of 6.75% per annum payable quarterly. The loan was non-amortizing with a payment of $222.3 million due in October 2014. The loan was repaid in October 2012.

(f) Trading balances - Receivables and payables with Golar and its affiliates are comprised primarily of unpaid management fees, advisory and administrative services.  In addition, certain receivables and payables arise when the Partnership pays an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances due to Golar and its affiliates are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of the Partnership including ship management and administrative service fees due to Golar.

(g) $20 million revolving credit facility - On April 13, 2011, the Partnership entered into a $20 million revolving credit facility with Golar.  The facility matures in April 2014 and is unsecured and interest-free. In May 2013, the Partnership drew down $20 million from the facility.

(h)  Dividends to China Petroleum Corporation - During the three months and six months ended June 30, 2013 and 2012, Faraway Maritime Shipping Co., which is 60% owned by the Partnership and 40% owned by China Petroleum Corporation ("CPC"), paid total dividends to CPC of $nil and $nil, $0.6 million and $1.2 million, respectively.

(i) Acquisitions from Golar - The Partnership acquired from Golar subsidiaries which own or lease and operate the NR Satu, the Golar Grand and the Golar Maria. The acquisition of the first two vessels were concluded between entities under common control and, thus, the net assets acquired were recorded at historic book value. The acquisition of the Golar Maria was accounted for as a business combination (see note 12).

The board of directors of the Partnership ("the Board") and the conflicts committee of the Board ("the Conflicts Committee") approved the purchase price for each transaction and the respective Golar Freeze vendor financing loan and Golar Grand option agreement. The Conflicts Committe retained a financial advisor, DnB Nor Markets, to assist with its evaluation of the transaction. The details of each transaction are as follows:

	2012
(in millions of $)	Golar Grand	NR Satu
Purchase consideration	176.8	388.0
Less: Net assets acquired
- Vessel – historic book value	127.5	257.6
- Capital lease obligation assumed (net of restricted cash)	(90.8)	—
- Other net assets/(liabilities)	6.4	(1.9)
Total net assets acquired	(43.1)	(255.7)
Deduction to equity	133.7	132.3

Golar Grand option
In connection with the acquisition of the Golar Grand in November 2012, the Partnership entered into an option agreement with Golar ("Option Agreement"). Under the Option Agreement, the Partnership has an option to require Golar to enter into a new time charter with Golar as charterer until October 2017 if the current charterer does not renew or extend the existing charter after the initial term.

Indemnifications and guarantees

Tax lease indemnifications

Under the Omnibus Agreement, Golar has agreed to indemnify the Partnership in the event of any liabilities in excess of scheduled or final settlement amounts arising from the Methane Princess' leasing arrangement, including losses in connection with the termination thereof.

In addition, Golar has agreed to indemnify the Partnership against any liabilities incurred as a consequence of a successful challenge by the UK Revenue Authorities with regard to the initial tax basis of the transactions in respect of the Methane Princess (and other vessels previously) financed by UK tax leases or in relation to the restructuring terminations in 2010.

Environmental and other indemnifications

Under the Omnibus Agreement, Golar has agreed to indemnify the Partnership until April 13, 2016, against certain environmental and toxic tort liabilities with respect to the assets that Golar contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold. However, claims are subject to a deductible of $0.5 million and an aggregate cap of $5 million.

In addition, pursuant to the Omnibus Agreement, Golar agreed to indemnify the Partnership for any defects in title to the assets contributed or sold to the Partnership and any failure to obtain, prior to April 13, 2011, certain consents and permits necessary to conduct the Partnership’s business, which liabilities arise within three years after the closing of the IPO on April 13, 2011.

Acquisition of the Golar Freeze and NR Satu

Under the Purchase, Sale and Contribution Agreements entered into between Golar and the Partnership on October 19, 2011 and July 19, 2012, Golar agreed to extend the above environmental and other indemnifications set forth in the two immediately preceding paragraphs to include any liabilities relating to the Golar Freeze and the NR Satu.

OTHER COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
OTHER COMMITMENTS AND CONTINGENCIES
10.          OTHER COMMITMENTS AND CONTINGENCIES

The following table sets forth the book value of the Partnership's vessels secured against long term loans and capital leases.

Assets Pledged

(in thousands of $)	At June 30, 2013	At December 31, 2012
Book value of vessels secured against long-term loans and capital leases	1,436,215	1,192,779

Other contractual commitments and contingencies

Insurance

The Partnership insures the legal liability risks for its shipping activities with Gard and Skuld, which are mutual protection and indemnity associations. As a member of a mutual association, the Partnership is subject to calls payable to the associations based on the Partnership’s claims record in addition to the claims records of all other members of the association. A contingent liability exists to the extent that the claims records of the members of the association in the aggregate show significant deterioration, which results in additional calls on the members.

Tax lease benefits

The benefits under lease financings are derived primarily from tax depreciation assumed to be available to the lessor as a result of their investment in the vessels. If that tax depreciation ultimately proves not to be available to the UK vessel lessor, or is recovered from the lessor as a result of adverse tax rate changes or rulings, or in the event of a termination by the Partnership, the Partnership would be required to return all or a portion of, or in certain circumstances significantly more than the upfront cash benefits that were received, together with fees that were incurred in connection with the leasing transactions, post additional security or make additional payments to its lessors. As of June 30, 2013, the Partnership has one remaining UK tax lease (relating to the Methane Princess). A termination of this lease would realize the accrued currency gain or loss recorded against the lease liability, net of the restricted cash. As of June 30, 2013 there was a net accrued gain of $0.2 million.

Golar has agreed to indemnify the Partnership against any liabilities incurred as a consequence of a successful challenge by the UK Revenue Authorities with regard to the initial tax basis of the transactions in respect of the remaining lease (including the other vessels previously financed by UK tax leases) or in relation to the restructuring terminations in 2010.

Winter modification

In January 2012, the Partnership agreed to make certain modifications to the Golar Winter, including the addition of LNG loading arms, as a result of Petrobras' decision to relocate the Golar Winter from Rio de Janeiro to Bahia. The Partnership began the modification works in the second quarter of 2013 and the vessel was delivered in July 2013. The Partnership expects that the total cost of these modifications together with the drydocking cost to be approximately $25 million.

Legal proceedings and claims

The Partnership may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business.

PT Golar Indonesia, a subsidiary of the Partnership that is both the owner and operator of the NR Satu, has been notified of a claim that may be filed against it by PT Rekayasa, a subcontractor of the charterer, PT Nusantara Regas, claiming that Golar and its subcontractor caused damage to the pipeline in connection with the FSRU conversion of the NR Satu and the related mooring. As of the current date, no suit has been filed and the Partnership is of the view that, were the claim to be filed with the Indonesian authorities, any resolution could potentially take years. The Partnership believes that it is not probable that these claims will be successful if they are filed and therefore as of June 30, 2013, has not recorded any provision. The Partnership is unable to estimate the possible loss given the early stages of the claim, but based on indicative numbers provided by the claimant, the maximum amount of loss would be $9.6 million. Nevertheless in the event any such claim were successful against the Partnership, under the indemnity provisions of the Time Charter Party, the Partnership believes it has full recourse against the charterer, PT Nusantara Regas. Furthermore, as part of the acquisition of the NR Satu in July 2012 from Golar, Golar has also agreed to indemnify the Partnership against any such losses.

EARNINGS PER UNIT AND CASH DISTRIBUTIONS	6 Months Ended
Jun. 30, 2013
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
EARNINGS PER UNIT AND CASH DISTRIBUTIONS
11.          EARNINGS PER UNIT AND CASH DISTRIBUTIONS

The calculations of basic and diluted earnings per unit are presented below:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $, except per unit data)	2013	2012	2013	2012
Net income attributable to general partner and limited partner interests	27,966	30,209	58,282	54,485
Less: Dropdown Predecessor net income	—	(10,378)	—	(15,201)
Less: distributions paid (2)	(30,615)	(20,820)	(61,233)	(37,966)
(Over) undistributed earnings	(2,649)	(989)	(2,951)	1,318
Net income attributable to:
Common unitholders	19,026	12,416	39,703	24,622
Subordinated unitholders	7,481	7,018	15,612	13,876
General Partner (3)	1,459	397	2,967	786

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	40,563	23,127	39,728	23,127
Subordinated unitholders	15,949	15,949	15,949	15,949
General Partner	1,153	797	1,136	797
Earnings per unit (basic and diluted):
Common unitholders	$0.47	$0.54	$1.00	$1.06
Subordinated unitholders	$0.47	$0.44	$0.98	$0.87
General Partner (3)	$1.26	$0.50	$2.61	$0.99

Cash distributions declared and paid in the period per unit (4):	$0.52	$0.43	$1.02	$0.86
Subsequent event: Cash distributions declared and paid per unit relating to the period (5):	$0.52	$0.48	$0.52	$0.48
 ______________________________________
(1)         Earnings per unit have been calculated in accordance with the distribution provisions set forth in the Partnership's First Amended and Restated Agreement of Limited Partnerships, as amended (the "Partnership Agreement").

(2)         This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the period end date. This includes cash distributions to IDR holders for the three months ended June 30, 2013 and 2012 of $0.9 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 of $1.8 million and $nil, respectively.

(3)     This includes the net income attributable to IDR holders. The IDRs generally may not be transferred by the General Partner until March 2016. The net income attributable to IDRs for the three months ended June 30, 2013 and 2012 are $0.9 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 are $1.8 million and $nil, respectively.

(4) Refers to cash distribution declared and paid during the period.

(5)         Refers to cash distribution declared and paid subsequent to the period end.

As of June 30, 2013, of the Partnership's total number of units outstanding, 49.1% were held by the public and the remaining units were held by Golar (including the General Partner's 2% interest).

Earnings per unit is determined by adjusting net income for the period by distributions made or to be made in relation to the period. Any earnings in excess of distributions are allocated to partnership units based upon the provisions of the Partnership Agreement. Any distributions in excess of earnings are allocated to partnership units based upon the allocation and distribution of amounts from partners' capital accounts. The resulting earnings figure is divided by the weighted-average number of units outstanding during the period.

The General Partner's, common unitholders' and subordinated unitholder's interests in net income are calculated as if all net income was distributed according to the terms of the Partnership Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of the quarter after establishment of cash reserves determined by the Partnership's board of directors to provide for the proper conduct of the Partnership's business including reserves for maintenance and replacement capital expenditure and anticipated credit needs. In addition, the General Partner is currently entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on non-designated derivative instruments and foreign currency translation gains (losses).

Under the Partnership Agreement, during the subordination period, the common units will have the right to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3850 per unit per quarter, plus any arrearages in the payment of minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units.

The amount of the minimum quarterly distribution is $0.3850 per unit or $1.54 unit per unit on an annualized basis and is made in the following manner, during the subordination period:

•	First, 98% to the common unitholders, pro rata, and 2% to the General Partner until each common unit has received a minimum quarterly distribution of $0.3850;

•
Second, 98% to the common unitholders, pro rata, and 2% to the General Partner, until each common unit has received an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for prior quarters during the subordination period; and

•	Third, 98% to the holders of subordinated units, pro rata, and 2% to the General Partner until each subordinated unit has received a minimum quarterly distribution of $0.3850.

In addition, the General Partner currently holds all of the incentive distribution rights in the Partnership.  Incentive distribution rights represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved.

If for any quarter:

•	the Partnership has distributed available cash from operating surplus to the common and subordinated unitholders in an amount equal to the minimum quarterly distribution; and

•
the Partnership has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Partnership will distribute any additional available cash from operating surplus for that quarter among the unitholders and the General Partner in the following manner:

•	first, 98% to all unitholders, pro rata, and 2% to the General Partner, until each unitholder receives a total of $0.4428 per unit for that quarter (the "first target distribution");

•
second, 85% to all unitholders, pro rata, 2% to the General Partner and 13% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.4813 per unit for that quarter (the "second target distribution");

•
third, 75% to all unitholders, pro rata, 2% to the General Partner and 23% to the holders of the incentive distribution rights, pro rata, until each unitholder receives a total of $0.5775 per unit for that quarter (the "third target distribution"); and

•	thereafter, 50% to all unitholders, pro rata, 2% to the General Partner and 48% to the holders of the incentive distribution rights, pro rata.

In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unitholders to eliminate any cumulative arrearages in payment of the minimum quarterly distribution. The percentage interests set forth above assume that the General Partner maintains its 2% general partner interest and that the Partnership does not issue additional classes of equity securities.

ACQUISITION OF GOLAR MARIA	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
ACQUISITION OF A SUBSIDIARY
12.     ACQUISITION OF GOLAR MARIA

In February 2013, the Partnership acquired Golar's 100% interest in the company that owns and operates the Golar Maria. The purchase consideration was $215 million for the vessel less the assumed bank debt of $89.5 million and the fair value of the interest rate swap liability of $3.1 million plus other purchase price adjustments of $5.5 million. The Golar Maria was delivered to its current charterer, LNG Shipping S.p.A. ("LNG Shipping"), a subsidiary of Eni S.p.A in November 2012 under a charter expiring in December 2017. The acquisition of the Golar Maria was deemed accretive to the Partnership's distributions.

The Partnership accounted for the acquisition of the Golar Maria as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The fair values allocated to each class of identifiable assets of Golar Maria and the difference between the purchase price and net assets acquired was calculated as follows:

(in thousands of $)		February 7, 2013
Purchase consideration		127,910	(1)
Less: Fair value of net assets acquired:
Vessel and equipment	215,000
Cash	7,981
Fair value of interest rate swap	(3,096)
Long term debt	(89,525)
Other assets and liabilities	(2,450)
Subtotal		(127,910)
Difference between the purchase price and fair value of net assets acquired		—

(1) The purchase consideration of $127.9 million comprises the following:

(in thousands of $)
Cash consideration paid to Golar	125,500
Adjustment for the interest rate swap liability assumed	(3,096)
Purchase price adjustments	5,506
127,910

Revenue and profit contributions

Since the acquisition date, the business has contributed revenues of $11.5 million and net income of $6.1 million to the Partnership for the period from February 7, 2013 to June 30, 2013.

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2013 and 2012, giving effect to the Partnership's acquisition of the Golar Maria as if it had taken place on January 1, 2013 and 2012.

(in thousands of $, except per unit data)	Six Months Period Ended June 30, 2013	Six Months Period Ended June 30, 2012
Revenues	156,186	142,036
Net income	64,495	65,450
Earnings per unit (basic and diluted):
Common unitholders	$1.03	$1.32
Subordinated unitholders	$1.01	$0.87
General Partner	$2.64	$1.14

EQUITY OFFERINGS	6 Months Ended
Jun. 30, 2013
Equity Offerings [Abstract]
EQUITY OFFERINGS
13. EQUITY OFFERINGS

The following table shows the issuance of common and general partner units during the six months ended June 30, 2013:

Date	Number of Common Units Issued (1)	Offering Price	Gross Proceeds (in thousands of $) (2)	Net Proceeds (in thousands of $)	Golar's Ownership after the Offering (3)	Use of Proceeds
February 2013	4,316,947	$29.74	131,006	130,244	50.9%	Acquisition of the Golar Maria
______________________________
(1) Includes common units issued by the Partnership to Golar in a private placement made concurrently with the public offering of 416,947 common units.
(2) Includes General Partner's 2% proportionate capital contribution.
(3) Includes Golar's 2% general partner interest in the Partnership.

The following table shows the movement in the number of common units, subordinated units and general partner units during the six months ended June 30, 2013:

(in units)	Common Units	Subordinated Units	GP Units
As of December 31, 2012	36,246,149	15,949,831	1,065,225
February 2013 offerings	4,316,947	—	88,101
As of June 30, 2013	40,563,096	15,949,831	1,153,326

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14.          SUBSEQUENT EVENTS

On July 25, 2013, the Board of Directors of the Partnership declared a quarterly cash distribution of $0.515 per unit in respect of the three months ended June 30, 2013. This cash distribution was paid on August 14, 2013 to all unitholders of record as of the close of business on August 5, 2013.

ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
The accompanying condensed consolidated and combined carve-out interim financial statements are prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include all of the information and disclosures required under U.S. GAAP for complete financial statements. Therefore, these condensed consolidated and combined carve-out interim financial statements should be read in conjunction with the Partnership’s audited consolidated and combined carve-out financial statements for the year ended December 31, 2012, which are included in the Partnership's Annual Report on Form 20-F.

The Partnership acquired from Golar, the subsidiaries which own (or lease) and operate the FSRUs, the NR Satu in July 2012 and the Golar Grand in November 2012. The Partnership has accounted for these acquisitions as a reorganization of entities under common control. Accordingly, the Partnership's financial statements for the three and six months ended June 30, 2012 have been retroactively adjusted to include the results of these vessels (herein referred to as the "Dropdown Predecessor" within this Report) prior to the date these vessels were acquired by the Partnership, as if the Partnership had acquired these vessels when they began operations under the ownership of Golar. The periods retroactively adjusted include all periods the Partnership, the NR Satu and the Golar Grand were under common control. As a result, these transactions have been recorded at historical book values and the excess of the consideration paid by the Partnership over Golar's historical cost is accounted for as an equity distribution to Golar.

The effect of adjusting the Partnership's financial statements to account for these common control exchanges is shown below:

	Three months ended June 30, 2012			Six months ended June 30, 2012
(in thousands of $)	As revised	Change	As reported	As revised	Change	As reported
Income statement
Time charter revenues	71,193	19,710	51,483	129,796	27,525	102,271
Net income	32,713	10,380	22,333	59,460	15,201	44,259

The condensed consolidated and combined carve-out financial statements reflect the results of operations and cash flows for the three month and six month period ended June 30, 2013 and 2012 of the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Dropdown Predecessor.  Accordingly, the historical combined carve-out financial statements reflect adjustments for allocations of certain expenses such as administrative expenses (including share options and pension costs), realized and unrealized interest rate and foreign currency swap derivatives for the period prior to the acquisition date of the vessels referred to as the Dropdown Predecessor. Allocated costs (income) included in the accompanying condensed consolidated and combined carve-out statements of income are as follows:

	Three months ended June 30		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Administrative expenses	—	546	—	1,102
Pension costs	—	48	—	165
Net financial expenses (income)	—	(135)	—	398
	—	459	—	1,665

Under the Partnership Agreement, the general partner has irrevocably delegated to the Partnership's board of directors the power to oversee and direct the operations of, and to manage and determine the strategies and policies of, Golar Partners. During the period from the Partnership's initial public offering ("IPO") in April 2011 until the time of the Partnership's first annual general meeting ("AGM") on December 13, 2012, Golar retained the sole power to appoint, remove and replace all members of the Partnerhip's board of directors. From the first AGM, four of the seven board members became electable by the common unitholders and accordingly, from this date, Golar no longer retains the power to control the board of directors and, hence, the Partnership. As a result, the Partnership is no longer considered to be under common control with Golar and as a consequence, from this date, the Partnership will no longer account for vessel acquisitions from Golar as transfer of equity interests between entities under common control.

In February 2013, the Partnership acquired from Golar 100% interests in the subsidiary that owns and operates the LNG carrier, the Golar Maria, which the Partnership accounted for as an acquisition of a business. Accordingly, the results of the Golar Maria are consolidated into the Partnership's results from the date of its acquisition. There has been no retroactive restatement of the Partnership's financial statements to reflect the historical results of the Golar Maria prior to its acquisition.

Management has deemed the related allocations reasonable to present the financial position, results of operations and cash flows of the Dropdown Predecessor on a stand-alone basis. Furthermore, in the opinion of management these condensed consolidated and combined carve-out interim financial statements reflect all adjustments, of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership's consolidated financial position, results of operations, changes in equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year.

Derivatives, Methods of Accounting, Derivatives Not Designated or Qualifying as Hedges [Policy Text Block]	The cash flows from economic hedges are classified in the same category as the cash flows from the items subject to the economic hedging relationship.
Derivatives, Methods of Accounting, Hedging Derivatives [Policy Text Block]
Certain interest rate swap agreements qualify and are designated for accounting purposes as cashflow hedges. Accordingly, the net gains and losses have been reported in a separate component of accumulated other comprehensive income to the extent the hedges are effective.  The amount recorded in accumulated other comprehensive income will subsequently be reclassified into earnings in the same period as the hedged items affect earnings.

ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Schedule of Effect of Common Control Exchanges [Table Text Block]
The effect of adjusting the Partnership's financial statements to account for these common control exchanges is shown below:

	Three months ended June 30, 2012			Six months ended June 30, 2012
(in thousands of $)	As revised	Change	As reported	As revised	Change	As reported
Income statement
Time charter revenues	71,193	19,710	51,483	129,796	27,525	102,271
Net income	32,713	10,380	22,333	59,460	15,201	44,259

Summary of Allocated Costs Included in Financial Statements [Table Text Block]
The condensed consolidated and combined carve-out financial statements reflect the results of operations and cash flows for the three month and six month period ended June 30, 2013 and 2012 of the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Dropdown Predecessor.  Accordingly, the historical combined carve-out financial statements reflect adjustments for allocations of certain expenses such as administrative expenses (including share options and pension costs), realized and unrealized interest rate and foreign currency swap derivatives for the period prior to the acquisition date of the vessels referred to as the Dropdown Predecessor. Allocated costs (income) included in the accompanying condensed consolidated and combined carve-out statements of income are as follows:

	Three months ended June 30		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Administrative expenses	—	546	—	1,102
Pension costs	—	48	—	165
Net financial expenses (income)	—	(135)	—	398
	—	459	—	1,665

SEGMENTAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Revenue by Major Customer
For the three and six months ended June 30, 2013 and 2012, revenues from the following customers accounted for over 10% of the Partnership's consolidated and combined revenues:

	Three months ended June 30,				Six months ended June 30,
(in thousands of $)	2013		2012		2013		2012
Petrobras	18,606	24%	23,810	33%	35,793	23%	47,248	36%
DUSUP	11,932	15%	12,018	17%	23,818	16%	24,035	19%
Pertamina	9,048	12%	9,353	13%	18,044	12%	18,384	14%
BG Group plc	15,042	19%	17,222	24%	31,582	21%	23,523	18%
PTNR	16,392	21%	8,790	12%	32,469	21%	8,790	7%

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following geographical data presents the Partnership's revenues and fixed assets with respect only to its FSRUs, operating under long-term charters, at specific locations.

Revenues	Three months ended June 30		Six months ended June 30
(in thousands of $)	2013	2012	2013	2012

Brazil	18,606	23,810	35,793	47,248
United Arab Emirates	11,932	12,018	23,818	24,035
Indonesia	16,392	8,790	32,469	8,790

The following describes the Partnership's long-lived assets by country. LNG vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Fixed assets	June 30,	December 31,
(in thousands of $)	2013	2012

Brazil	416,806	379,061
United Arab Emirates	148,016	153,097
Indonesia	240,951	247,942

OTHER FINANCIAL ITEMS, NET (Tables)	6 Months Ended
Jun. 30, 2013
OTHER FINANCIAL ITEMS, NET [Abstract]
Schedule of Other Financial Items
Other financial items are comprised of the following:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Amortization of deferred financing costs	(3,408)	(206)	(4,075)	(485)
Unrealized (mark-to-market) gains (losses) for interest rate swaps	4,826	(1,102)	7,095	(325)
Interest expense on un-designated interest rate swaps	(1,622)	(1,201)	(3,251)	(2,369)
Mark-to-market adjustment for currency swap derivatives	1,775	(1,854)	(4,839)	1,117
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	(347)	2,276	7,584	(1,413)
Foreign exchange gains (losses) on operations	31	(193)	(44)	237
Other	(1,369)	(184)	(1,504)	(283)
	(114)	(2,464)	966	(3,521)

FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2013
Derivative [Line Items]
Carrying Value and Estimated Fair Value of the Partnership's Financial Instruments
The carrying value and estimated fair value of the Partnership's financial instruments as of June 30, 2013 and December 31, 2012 are as follows:

		June 30, 2013		December 31, 2012
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	61,085	61,085	66,327	66,327
Restricted cash and short-term investments	Level 1	155,823	155,823	221,423	221,423
Short-term debt due to related party	Level 3	20,000	20,000	—	—
High-yield bonds (3)	Level 1	214,175	217,388	233,804	234,708
Long-term debt — floating (1)	Level 2	778,587	778,587	505,668	505,668
Obligations under capital leases (1)	Level 2	145,987	145,987	412,371	412,371

Derivatives:
Cross currency interest rate swap liability (6)	Level 2	14,766	14,766	1,819	1,819
Interest rate swaps liability (2) (4)	Level 2	19,528	19,528	24,991	24,991
Interest rate swaps asset (2) (4)	Level 2	2,850	2,850	—	—
Foreign currency swaps liability (2) (5)	Level 2	56	56	20,527	20,527
___________________________________
(1) The Partnership's debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.

(2) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(3) High-yield bonds with a carrying value of $214.2 million and $233.8 million as of June 30, 2013 and December 31, 2012, respectively, which is included under long-term debt on the balance sheet. The fair value of the high-yield bonds as of June 30, 2013 was $217.4 million, which is 101.50% of their face value.

(4) The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 6) that qualify and are designated as cash flow hedges as of June 30, 2013 and December 31, 2012 was a net liability of $5.9 million (with a notional amount of $399.7 million) and a net liability of $5.9 million (with a notional amount of $466.8 million), respectively. The expected maturity of these interest rate agreements is from November 30, 2013 to March 31, 2018. Accordingly, for the six months ended June 30, 2013 and 2012, a $4.3 million gain and a $0.02 million loss, respectively, have been accounted for as a change in other comprehensive income which would have otherwise been recognized in earnings in such periods.

(5) As of June 30, 2013, the Partnership has the following foreign currency forward contracts:

	Notional amount			Average forward rate
Instrument (in thousands)	Receiving in foreign currency	Pay in USD	Maturity dates	USD foreign currency
Currency rate swaps:
Singapore dollars	731	591	2013	0.8087
Euros	2,100	2,789	2013	1.3282

(6)
The Partnership issued NOK denominated senior unsecured bonds. In order to hedge the Partnership's exposure, it entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. The Partnership designated the cross currency interest rate swap as a cash flow hedge. As of June 30, 2013, the following are the details on the cross currency interest rate swap:

Instrument (in thousands)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(14,766)

As of June 30, 2013 and December 31, 2012, the Partnership's accumulated other comprehensive income included an unrealized gain of $3.1 million and an unrealized loss of $5.1 million, respectively, in respect of the cross currency interest rate swap designated as a cash flow hedge.

Foreign Currency Forward Contract
(5) As of June 30, 2013, the Partnership has the following foreign currency forward contracts:

	Notional amount			Average forward rate
Instrument (in thousands)	Receiving in foreign currency	Pay in USD	Maturity dates	USD foreign currency
Currency rate swaps:
Singapore dollars	731	591	2013	0.8087
Euros	2,100	2,789	2013	1.3282

Schedule Of Cash Flow Hedging Relationships Relating To Cross Currency Interest Rate Swap Contracts And Changes In Equity [Table Text Block]
As of June 30, 2013, the following are the details on the cross currency interest rate swap:

Instrument (in thousands)	Notional amount		Maturity date	Rate	Fair value asset/(liability)
	In NOK	In USD
Cross currency interest rate swap	1,300,000	227,193	Oct 2017	6.485%	(14,766)

Interest Rate Swaps [Member]
Derivative [Line Items]
Interest Rate Swap Transactions
As of June 30, 2013, the Partnership has entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below.  The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional amount		Maturity Dates			Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	906,535	(1)	2013	to	2018	0.92%	to	6.49%
(1) This includes the nominal value of the cross currency interest rate swap of $227.2 million described in note 8 above.

RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Net expenses (income) from related parties:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2013	2012	2013	2012
Transactions with Golar and affiliates:

Management and administrative services fees (a)	697	701	1,393	1,323
Ship management fees (b)	2,407	1,049	3,456	2,123
Interest expense on Golar Energy loan (c)	—	829	—	829
Interest expense on high-yield bonds (d)	602	—	1,172	—
Interest expense on Golar LNG vendor financing loan (for the Golar Freeze) (e)	—	3,793	—	7,586
Total	3,706	6,372	6,021	11,861

Schedule of Related Party Balances [Table Text Block]
Receivables (payables) from related parties:

As of June 30, 2013 and December 31, 2012 balances with related parties consisted of the following:

(in thousands of $)	June 30, 2013	December 31, 2012
Trading balances due to Golar and affiliates (f)	(10,387)	(546)
Short-term loan due to Golar (g)	(20,000)	—
High-yield bonds (d)	(32,950)	(34,953)
	(63,337)	(35,499)

Schedule of purchase price and historic book values [Table Text Block]
The details of each transaction are as follows:

	2012
(in millions of $)	Golar Grand	NR Satu
Purchase consideration	176.8	388.0
Less: Net assets acquired
- Vessel – historic book value	127.5	257.6
- Capital lease obligation assumed (net of restricted cash)	(90.8)	—
- Other net assets/(liabilities)	6.4	(1.9)
Total net assets acquired	(43.1)	(255.7)
Deduction to equity	133.7	132.3

OTHER COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Book Value of the Partnership's Vessels Secured Against Long Term Loans and Capital Leases [Text Block]
The following table sets forth the book value of the Partnership's vessels secured against long term loans and capital leases.

Assets Pledged

(in thousands of $)	At June 30, 2013	At December 31, 2012
Book value of vessels secured against long-term loans and capital leases	1,436,215	1,192,779

EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	6 Months Ended
Jun. 30, 2013
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
Calculations of Basic and Diluted Earnings per Unit
The calculations of basic and diluted earnings per unit are presented below:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $, except per unit data)	2013	2012	2013	2012
Net income attributable to general partner and limited partner interests	27,966	30,209	58,282	54,485
Less: Dropdown Predecessor net income	—	(10,378)	—	(15,201)
Less: distributions paid (2)	(30,615)	(20,820)	(61,233)	(37,966)
(Over) undistributed earnings	(2,649)	(989)	(2,951)	1,318
Net income attributable to:
Common unitholders	19,026	12,416	39,703	24,622
Subordinated unitholders	7,481	7,018	15,612	13,876
General Partner (3)	1,459	397	2,967	786

Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders	40,563	23,127	39,728	23,127
Subordinated unitholders	15,949	15,949	15,949	15,949
General Partner	1,153	797	1,136	797
Earnings per unit (basic and diluted):
Common unitholders	$0.47	$0.54	$1.00	$1.06
Subordinated unitholders	$0.47	$0.44	$0.98	$0.87
General Partner (3)	$1.26	$0.50	$2.61	$0.99

Cash distributions declared and paid in the period per unit (4):	$0.52	$0.43	$1.02	$0.86
Subsequent event: Cash distributions declared and paid per unit relating to the period (5):	$0.52	$0.48	$0.52	$0.48
 ______________________________________
(1)         Earnings per unit have been calculated in accordance with the distribution provisions set forth in the Partnership's First Amended and Restated Agreement of Limited Partnerships, as amended (the "Partnership Agreement").

(2)         This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the period end date. This includes cash distributions to IDR holders for the three months ended June 30, 2013 and 2012 of $0.9 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 of $1.8 million and $nil, respectively.

(3)     This includes the net income attributable to IDR holders. The IDRs generally may not be transferred by the General Partner until March 2016. The net income attributable to IDRs for the three months ended June 30, 2013 and 2012 are $0.9 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 are $1.8 million and $nil, respectively.

(4) Refers to cash distribution declared and paid during the period.

(5)         Refers to cash distribution declared and paid subsequent to the period end.

ACQUISITION OF GOLAR MARIA (Tables)	6 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]
The fair values allocated to each class of identifiable assets of Golar Maria and the difference between the purchase price and net assets acquired was calculated as follows:

(in thousands of $)		February 7, 2013
Purchase consideration		127,910	(1)
Less: Fair value of net assets acquired:
Vessel and equipment	215,000
Cash	7,981
Fair value of interest rate swap	(3,096)
Long term debt	(89,525)
Other assets and liabilities	(2,450)
Subtotal		(127,910)
Difference between the purchase price and fair value of net assets acquired		—

(1) The purchase consideration of $127.9 million comprises the following:

(in thousands of $)
Cash consideration paid to Golar	125,500
Adjustment for the interest rate swap liability assumed	(3,096)
Purchase price adjustments	5,506
127,910

Business Acquisition, Pro Forma Information [Table Text Block]
The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2013 and 2012, giving effect to the Partnership's acquisition of the Golar Maria as if it had taken place on January 1, 2013 and 2012.

(in thousands of $, except per unit data)	Six Months Period Ended June 30, 2013	Six Months Period Ended June 30, 2012
Revenues	156,186	142,036
Net income	64,495	65,450
Earnings per unit (basic and diluted):
Common unitholders	$1.03	$1.32
Subordinated unitholders	$1.01	$0.87
General Partner	$2.64	$1.14

EQUITY OFFERINGS (Tables)	6 Months Ended
Jun. 30, 2013
Equity Offerings [Abstract]
Schedule of Equity Offerings [Table Text Block]
The following table shows the issuance of common and general partner units during the six months ended June 30, 2013:

Date	Number of Common Units Issued (1)	Offering Price	Gross Proceeds (in thousands of $) (2)	Net Proceeds (in thousands of $)	Golar's Ownership after the Offering (3)	Use of Proceeds
February 2013	4,316,947	$29.74	131,006	130,244	50.9%	Acquisition of the Golar Maria
______________________________
(1) Includes common units issued by the Partnership to Golar in a private placement made concurrently with the public offering of 416,947 common units.
(2) Includes General Partner's 2% proportionate capital contribution.
(3) Includes Golar's 2% general partner interest in the Partnership.

Schedule of movement in the number of common units, subordinated units and general partner units [Table Text Block]
The following table shows the movement in the number of common units, subordinated units and general partner units during the six months ended June 30, 2013:

(in units)	Common Units	Subordinated Units	GP Units
As of December 31, 2012	36,246,149	15,949,831	1,065,225
February 2013 offerings	4,316,947	—	88,101
As of June 30, 2013	40,563,096	15,949,831	1,153,326

GENERAL (Details)	Jun. 30, 2013
LNG Carrier [Member]
Entity Listings [Line Items]
Number of vessels	4
Floating Storage Regasification Units [Member]
Entity Listings [Line Items]
Number of vessels	4

ACCOUNTING POLICIES BUSINESS COMBINATION COMMON CONTROL ACCOUNTING (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Time Charter Revenue	$ 78,299	$ 71,193	$ 153,226	$ 129,796
Income (Loss), Including Portion Attributable to Noncontrolling Interest	29,927	32,713	62,926	59,460
Scenario, Previously Reported [Member]
Time Charter Revenue		51,483		102,271
Income (Loss), Including Portion Attributable to Noncontrolling Interest		22,333		44,259
Restatement Adjustment [Member]
Time Charter Revenue		19,710		27,525
Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ 10,380		$ 15,201

ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 13, 2012 Board_Member	Feb. 07, 2013 Golar Maria [Member]
Related Party Transaction [Line Items]
Number of board members that become electable by the common unitholders					4
Maximum number of board of directors					7
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Allocated costs included in financials [Abstract]
Administrative expenses	$ 0	$ 546	$ 0	$ 1,102
Pension costs	0	48	0	165
Net financial expenses (income)	0	(135)	0	398
Total Allocated costs included in the accompanying financials	$ 0	$ 459	$ 0	$ 1,665

SEGMENTAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting [Abstract]
Number of reportable segments			1
Number of charterers			6
Benchmark percentage of revenue for major customer (in hundredths)			10.00%
Petrobras [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	$ 18,606	$ 23,810	$ 35,793	$ 47,248
Revenue from major customer (in hundredths)	24.00%	33.00%	23.00%	36.00%
DUSUP [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	11,932	12,018	23,818	24,035
Revenue from major customer (in hundredths)	15.00%	17.00%	16.00%	19.00%
Pertamina [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	9,048	9,353	18,044	18,384
Revenue from major customer (in hundredths)	12.00%	13.00%	12.00%	14.00%
BG Broup plc [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	15,042	17,222	31,582	23,523
Revenue from major customer (in hundredths)	19.00%	24.00%	21.00%	18.00%
PT Nusantara Regas [Member]
Revenue, Major Customer [Line Items]
Revenue from major customer	$ 16,392	$ 8,790	$ 32,469	$ 8,790
Revenue from major customer (in hundredths)	21.00%	12.00%	21.00%	7.00%

SEGMENTAL INFORMATION GEOGRAPHIC SEGMENT DATA (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	$ 78,299	$ 71,193	$ 153,226	$ 129,796
BRAZIL
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	18,606	23,810	35,793	47,248
Vessels, net	416,806		416,806		379,061
UNITED ARAB EMIRATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	11,932	12,018	23,818	24,035
Vessels, net	148,016		148,016		153,097
INDONESIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Time Charter Revenue	16,392	8,790	32,469	8,790
Vessels, net	$ 240,951		$ 240,951		$ 247,942

OTHER FINANCIAL ITEMS, NET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
OTHER FINANCIAL ITEMS, NET [Abstract]
Amortization of deferred financing costs	$ (3,408)	$ (206)	$ (4,075)	$ (485)
Unrealized (mark-to-market) gains (losses) for interest rate swaps	4,826	(1,102)	7,095	(325)
Interest expense on un-designated interest rate swaps	(1,622)	(1,201)	(3,251)	(2,369)
Mark-to-market adjustment for currency swap derivatives	1,775	(1,854)	(4,839)	1,117
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	(347)	2,276	7,584	(1,413)
Foreign exchange gains (losses) on operations	31	(193)	(44)	237
Other	(1,369)	(184)	(1,504)	(283)
Other financial items	$ (114)	$ (2,464)	$ 966	$ (3,521)

DEBT AND OBLIGATIONS UNDER CAPITAL LEASES (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	May 31, 2013 Sponsor credit facility [Member]	Jun. 30, 2013 Golar Maria Facility [Member]	Feb. 07, 2013 Golar Maria Facility [Member]	Apr. 30, 2006 Golar Maria Facility [Member]	Jun. 30, 2013 Golar Partners Operating credit facility [Member]	Jun. 30, 2013 Golar Partners Operating credit facility [Member] Term loan facility [Member]	Jun. 30, 2013 Golar Partners Operating credit facility [Member] Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total long term debt	$ 992,800,000	$ 739,500,000
Line of Credit Facility, Increase, Additional Borrowings			20,000,000
Line of Credit Facility, Maximum Borrowing Capacity						120,000,000	275,000,000	225,000,000	50,000,000
Debt Instrument, Number of Tranches							2
Business Acquisition, Purchase Price Allocation, Liabilities Assumed					89,500,000
Term of Credit Facility							5 years
Balloon Payment					80,800,000		130,000,000
Debt Instrument, Maturity Date			Apr 30, 2014	Dec 31, 2014			Jul 31, 2018
Number of vessels secured							2
Line of Credit Facility, Remaining Borrowing Capacity									50,000,000
Capital lease obligations	$ 146,000,000	$ 412,400,000

LEASE TERMINATIONS (Details) (USD $)	1 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Lease terminations [Abstract]
Cash Paid for Lease Termination	$ 251,000,000	$ (250,980,000)	$ 0
Fair value of swap at termination	25,300,000	25,300,000
Contribution to equity	$ 21,100,000	$ 21,061,000

FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013 Carrying Value [Member]		Dec. 31, 2012 Carrying Value [Member]		Jun. 30, 2013 Fair Value [Member] Level 1 [Member]		Dec. 31, 2012 Fair Value [Member] Level 1 [Member]		Jun. 30, 2013 Fair Value [Member] Level 2 [Member]		Dec. 31, 2012 Fair Value [Member] Level 2 [Member]		Jun. 30, 2013 Fair Value [Member] Level 3 [Member]	Dec. 31, 2012 Fair Value [Member] Level 3 [Member]
Non-Derivatives [Abstract]
Cash and cash equivalents		$ 61,085		$ 66,327		$ 61,085		$ 66,327
Restricted cash and short-term investments		155,823		221,423		155,823		221,423
Short-term debt due to related parties, Fair value disclosure		20,000		0										20,000	0
High-yield bonds fair value disclosure		214,175	[1]	233,804	[1]	217,388	[1]	234,708	[1]
Long-term debt - floating		778,587	[2]	505,668	[2]					778,587	[2]	505,668	[2]
Obligations under capital leases		145,987	[2]	412,371	[2]					145,987	[2]	412,371	[2]
Derivatives [Abstract]
Cross currency interest rate swap liabilities		14,766	[3]	1,819	[3]					14,766	[3]	1,819	[3]
Interest rate swaps liability		19,528	[4],[5]	24,991	[4],[5]					19,528	[4],[5]	24,991	[4],[5]
Interest Rate Derivative Assets, at Fair Value		2,850	[4],[5]	0	[4],[5]					2,850	[4],[5]	0	[4],[5]
Foreign currency swaps liability		$ 56	[4],[6]	$ 20,527	[4],[6]					$ 56	[4],[6]	$ 20,527	[4],[6]
Fair value of high yield bonds of face value	101.50%
Maximum period in restricted cash and short-term investments	6 months
Reset basis of variable interest rates for floating long-term debt	on a quarterly or six monthly basis

[1]	igh-yield bonds with a carrying value of $214.2 million and $233.8 million as of June 30, 2013 and December 31, 2012, respectively, which is included under long-term debt on the balance sheet. The fair value of the high-yield bonds as of June 30, 2013 was $217.4 million, which is 101.50% of their face value.
[2]	The Partnership's debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets.
[3]	The Partnership issued NOK denominated senior unsecured bonds. In order to hedge the Partnership's exposure, it entered into a non-amortizing cross currency interest rate swap agreement. The swap hedges both the full redemption amount of the NOK obligation and the related quarterly interest payments. The Partnership designated the cross currency interest rate swap as a cash flow hedge. As of June 30, 2013, the following are the details on the cross currency interest rate swap:Instrument(in thousands)Notional amountMaturity dateRateFair value asset/(liability)In NOKIn USDCross currency interest rate swap1,300,000227,193Oct 20176.485%(14,766)As of June 30, 2013 and December 31, 2012, the Partnership's accumulated other comprehensive income included an unrealized gain of $3.1 million and an unrealized loss of $5.1 million, respectively, in respect of the cross currency interest rate swap designated as a cash flow hedge.
[4]	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
[5]	The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 6) that qualify and are designated as cash flow hedges as of June 30, 2013 and December 31, 2012 was a net liability of $5.9 million (with a notional amount of $399.7 million) and a net liability of $5.9 million (with a notional amount of $466.8 million), respectively. The expected maturity of these interest rate agreements is from November 30, 2013 to March 31, 2018. Accordingly, for the six months ended June 30, 2013 and 2012, a $4.3 million gain and a $0.02 million loss, respectively, have been accounted for as a change in other comprehensive income which would have otherwise been recognized in earnings in such periods.
[6]	As of June 30, 2013, the Partnership has the following foreign currency forward contracts: Notional amount Average forward rateInstrument (in thousands)Receiving inforeign currencyPay in USDMaturity datesUSD foreigncurrencyCurrency rate swaps: Singapore dollars73159120130.8087Euros2,1002,78920131.3282

FINANCIAL INSTRUMENTS - DERIVATIVES (Details)	Jun. 30, 2013 USD ($)		Jun. 30, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Jun. 30, 2013 Cross Currency Interest Rate Contract [Member] USD ($)	Dec. 31, 2012 Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 30, 2013 Interest Rate Swaps [Member] USD ($)		Jun. 30, 2012 Interest Rate Swaps [Member] USD ($)	Dec. 31, 2012 Interest Rate Swaps [Member] USD ($)	Jun. 30, 2013 Interest Rate Swaps [Member] Minimum [Member]	Jun. 30, 2013 Interest Rate Swaps [Member] Maximum [Member]	Jun. 30, 2013 New interest rate swaps entered [Member] USD ($)		Jun. 30, 2013 Golar Maria [Member] USD ($)		Jun. 30, 2013 Singapore dollars [Member] Currency Rate Swaps [Member] USD ($)	Jun. 30, 2013 Singapore dollars [Member] SGD [Member] Currency Rate Swaps [Member] SGD	Jun. 30, 2013 Singapore dollars [Member] USD [Member] Currency Rate Swaps [Member] USD ($)	Jun. 30, 2013 Euros [Member] Currency Rate Swaps [Member] USD ($)	Jun. 30, 2013 Euros [Member] USD [Member] Currency Rate Swaps [Member] USD ($)	Jun. 30, 2013 Euros [Member] Currency Rate Swaps [Member] EUR (€)	Jun. 30, 2013 Norwegian Kroner [Member] Cross Currency Interest Rate Contract [Member]	Jun. 30, 2013 Norwegian Kroner [Member] USD [Member] Cross Currency Interest Rate Contract [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner [Member] Cross Currency Interest Rate Contract [Member] NOK
Derivative [Line Items]
Fair value/ carrying value of interest rate swap agreements							$ 5,900,000			$ 5,900,000
Derivative Liability, Notional Amount							399,700,000			466,800,000														227,193,000	1,300,000,000
Derivative, Maturity Date			Nov 30, 2013	Mar 31, 2018							Nov 30, 2013	Mar 31, 2018					Dec 31, 2013			Dec 31, 2013			Oct 31, 2017
Gain (loss) accounted for as a change in other comprehensive income							4,300,000		20,000
Notional amount of foreign currency derivatives																		731,000	591,000		2,789,000	2,100,000
Average forward rate USD foreign currency																	0.8087			1.3282
Cross currency interest rate swap liabilities					(14,766,000)
Fixed interest rates (in hundredths)			0.92%	5.04%	6.49%						0.92%	6.49%
Unrealized Gain (Loss) on Interest Rate Cash Flow Hedges, Pretax, Accumulated Other Comprehensive Income (Loss)					3,100,000	(5,100,000)
Notional value	$ 906,535,000	[1]			$ 227,200,000		$ 906,500,000	[1]		$ 759,600,000			$ 122,500,000	[1]	$ 50,000,000	[1]

[1]	This includes the nominal value of the cross currency interest rate swap of $227.2 million described in note 8 above.

RELATED PARTY TRANSACTIONS (Details)	3 Months Ended		6 Months Ended		36 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			1 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Apr. 13, 2014	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Golar Management [Member]	Jun. 30, 2013 Faraway Maritime Shipping Company [Member]	Jun. 30, 2013 China Petroleum Corporation [Member] USD ($)	Jun. 30, 2012 China Petroleum Corporation [Member] USD ($)	Jun. 30, 2013 China Petroleum Corporation [Member] USD ($)	Jun. 30, 2012 China Petroleum Corporation [Member] USD ($)	Jun. 30, 2013 Golar Energy [Member] USD ($)	Jun. 30, 2012 Golar Energy [Member] USD ($)	Jun. 30, 2013 Golar Energy [Member] USD ($)	Jun. 30, 2012 Golar Energy [Member] USD ($)	Dec. 31, 2012 Golar Energy [Member] USD ($)	May 31, 2013 Short-term loan due to Golar [Member] USD ($)	Jun. 30, 2013 Short-term loan due to Golar [Member] USD ($)	Jun. 30, 2013 High-yield bonds [Member] USD ($)	Jun. 30, 2012 High-yield bonds [Member] USD ($)	Jun. 30, 2013 High-yield bonds [Member] USD ($)	Jun. 30, 2012 High-yield bonds [Member] USD ($)	Dec. 31, 2012 High-yield bonds [Member]	Dec. 31, 2012 High-yield bonds [Member] Norway, Krone [Member] NOK	Dec. 31, 2012 High-yield bonds [Member] United States of America, Dollars [Member] USD ($)	Jun. 30, 2013 Golar LNG Vendor Financing Loan - Golar Freeze [Member] USD ($)	Jun. 30, 2012 Golar LNG Vendor Financing Loan - Golar Freeze [Member] USD ($)	Jun. 30, 2013 Golar LNG Vendor Financing Loan - Golar Freeze [Member] USD ($)	Jun. 30, 2012 Golar LNG Vendor Financing Loan - Golar Freeze [Member] USD ($)	Oct. 31, 2011 Golar LNG Vendor Financing Loan - Golar Freeze [Member] USD ($)	Nov. 08, 2012 Golar Grand [Member] USD ($)	Jul. 19, 2012 NR Satu facility [Member] USD ($)
Transactions with Golar and affiliates [Abstract]:
Management and administrative services fees	$ 697,000	$ 701,000	$ 1,393,000	$ 1,323,000
Ship management fees	2,407,000	1,049,000	3,456,000	2,123,000
Interest expense on related party liabilities													0	829,000	0	829,000				602,000	0	1,172,000	0				0	3,793,000	0	7,586,000
Total expenses from transactions with related parties	3,706,000	6,372,000	6,021,000	11,861,000
Receivables payables from related parties [Abstract]
Trading balances due to Golar and affiliates	(10,387,000)		(10,387,000)			(546,000)
Short-Term Debt, Due To Related Parties, Current	(20,000,000)		(20,000,000)			0
High Yield Bonds Related Party	32,950,000		32,950,000			34,953,000
Due from (to) related party	(63,337,000)		(63,337,000)			(35,499,000)
Management and administrative services agreement, management fee percentage (in hundredths)							5.00%
Required notice for termination of management service agreement			120 days
Debt Instrument, Face Amount																	25,000,000								1,300,000,000	227,000,000
Debt Instrument, Interest Rate, Stated Percentage																	6.75%														6.75%
Debt Instrument, Maturity Date																								Oct 31, 2017
High Yield Bonds issued to Golar						35,000,000
Financing loan agreement																															222,300,000
Balloon Payment																															222,300,000
Revolving credit facility																			20,000,000
Revolving credit facility maturity date																			Apr 13, 2014
Line of Credit Facility, Increase, Additional Borrowings																		20,000,000
Percentage ownership in subsidiary (in hundredths)								60.00%
Noncontrolling interest percentage in subsidiary (in hundredths)	49.10%		49.10%					40.00%
Dividends paid to noncontrolling interest			0	1,199,000					0	600,000	0	1,200,000
Purchase consideration																																176,800,000	388,000,000
Business Acquisition, Purchase Price Allocation, Property																																127,500,000	257,600,000
Business Acquisition, Purchase Price Allocation, Capital Lease Obligation Accrual																																(90,800,000)	0
Business Acquisition, Purchase Price Allocation, Other Assets																																6,400,000	(1,900,000)
Subtotal net assets acquired																																(43,100,000)	(255,700,000)
Business Acquisition, Purchase Price Allocation, Net Impact to Equity																																133,700,000	132,300,000
Environmental and other indemnifications [Abstract]
Environmental claims indemnification deductible	500,000		500,000
Environmental claims indemnification liabilities maximum	$ 5,000,000		$ 5,000,000
Period of indemnification					three

OTHER COMMITMENTS AND CONTINGENCIES (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Pledged Assets, Other, Not Separately Reported on Statement of Financial Position [Abstract]
Book value of vessels secured against long-term loans and capital leases	$ 1,436,215,000	$ 1,192,779,000
Accrued gain or loss on terminated contracts	200,000
Expected Cost Of Modification And Drydocking	25,000,000
Loss Contingency, Damages Sought, Value	$ 9,600,000

EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Summary of calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to Golar LNG Partners LP Owners	$ 27,966,000		$ 30,209,000		$ 58,282,000		$ 54,485,000
Less: Dropdown Predecessor net income	0		(10,378,000)		0		(15,201,000)
Less: distributions paid	(30,615,000)	[1]	(20,820,000)	[1]	(61,233,000)	[1]	(37,966,000)	[1]
(Over) undistributed earnings	(2,649,000)		(989,000)		(2,951,000)		1,318,000
Net income attributable to [Abstract]
Common unitholders	19,026,000		12,416,000		39,703,000		24,622,000
Subordinated unitholders	7,481,000		7,018,000		15,612,000		13,876,000
General Partner	1,459,000	[2]	397,000	[2]	2,967,000	[2]	786,000	[2]
Weighted average units outstanding (basic and diluted) [Abstract]
Common unitholders (in units)	40,563		23,127		39,728		23,127
Subordinated unitholders (in units)	15,949		15,949		15,949		15,949
General Partner (in units)	1,153		797		1,136		797
Earnings per unit (basic and diluted):
Common unitholders (in dollars per unit)	$ 0.47		$ 0.54		$ 1		$ 1.06
Subordinated unitholders (in dollars per unit)	$ 0.47		$ 0.44		$ 0.98		$ 0.87
General Partner (in dollars per unit)	$ 1.26	[2],[3]	$ 0.5	[2],[3]	$ 2.61	[2],[3]	$ 0.99	[2],[3]
Cash distributions declared and paid in the period per unit: (in dollars per unit)	$ 0.52	[4]	$ 0.43	[4]	$ 1.015	[4]	$ 0.86	[4]
Subsequent event: Cash distributions declared and paid per unit relating to the period: (in dollars per unit)	$ 0.52	[5]	$ 0.475	[5]	$ 0.515	[5]	$ 0.475	[5]
Distributions to IDR holders	900,000		0		1,800,000		0
Net income allocated to IDR holders	$ 900,000		$ 0		$ 1,800,000		$ 0
Distribution Made to Member or Limited Partner [Line Items]
Noncontrolling interest percentage in subsidiary (in hundredths)	49.10%				49.10%
First distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
Second distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
Third distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Common unitholders distribution percentage (in hundredths)	98.00%				98.00%
First distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.4428				$ 0.4428
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	98.00%				98.00%
Second distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.4813				$ 0.4813
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	85.00%				85.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	13.00%				13.00%
Third distribution of additional available cash from operating surplus [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.5775				$ 0.5775
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	75.00%				75.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	23.00%				23.00%
Thereafter [Member]
Distribution Made to Member or Limited Partner [Line Items]
General partner interest distribution percentage (in hundredths)	2.00%				2.00%
Distribution percentage to all unit holders (in hundredths)	50.00%				50.00%
Distribution percentage to holders of Incentive distribution rights (in hundredths)	48.00%				48.00%
Minimum [Member] | First distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.385				$ 0.385
Minimum per share quarterly on an annualized basis (in dollars per share)	$ 1.54				$ 1.54
Minimum [Member] | Third distribution to minimum distribution point and or any arrearages due [Member]
Distribution Made to Member or Limited Partner [Line Items]
Minimum per share quarterly distribution (in dollars per share)	$ 0.385				$ 0.385

[1]	This refers to distributions made or to be made in relation to the period irrespective of the declaration and payment dates and based on the number of units outstanding at the period end date. This includes cash distributions to IDR holders for the three months ended June 30, 2013 and 2012 of $0.9 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 of $1.8 million and $nil, respectively.
[2]	This includes the net income attributable to IDR holders. The IDRs generally may not be transferred by the General Partner until March 2016. The net income attributable to IDRs for the three months ended June 30, 2013 and 2012 are $0.9 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 are $1.8 million and $nil, respectively.
[3]	This includes net income attributable to Incentive Distribution Rights ("IDRs") holders for the three months ended June 30, 2013 and 2012 of $0.3 million and $nil, respectively, and for the six months ended June 30, 2013 and 2012 of $1.3 million and $nil, respectively.
[4]	Refers to cash distribution declared and paid during the period.
[5]	Refers to cash distribution declared and paid subsequent to the period end.

ACQUISITION OF GOLAR MARIA (Details) (Golar Maria [Member], USD $)	5 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Feb. 07, 2013
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				100.00%
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment				$ 215,000,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed				89,500,000
Interest rate swap liability assumed				3,100,000
Purchase price adjustments on acquisition				5,506,000
Purchase consideration				127,910,000	[1]
Vessel and equipment				215,000,000
Cash				7,981,000
Fair value of interest rate swap				(3,096,000)
Long term debt				(89,525,000)
Other assets and liabilities				(2,450,000)
Subtotal net assets acquired				(127,910,000)
Difference between the purchase price and fair value of net assets acquired				0
Cash consideration paid to Golar				125,500,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	11,500,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	6,100,000
Revenues		156,186,000	142,036,000
Net income		$ 64,495,000	$ 65,450,000
Common Units [Member]
Business Acquisition [Line Items]
Earnings per unit (basic and diluted):		$ 1.03	$ 1.32
Subordinated Units [Member]
Business Acquisition [Line Items]
Earnings per unit (basic and diluted):		$ 1.01	$ 0.87
General Partner [Member]
Business Acquisition [Line Items]
Earnings per unit (basic and diluted):		$ 2.64	$ 1.14

[1]	The purchase consideration of $127.9 million comprises the following:(in thousands of $) Cash consideration paid to Golar125,500Adjustment for the interest rate swap liability assumed(3,096)Purchase price adjustments5,506 127,910

EQUITY OFFERINGS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended			6 Months Ended			1 Months Ended
	Jun. 30, 2013	Feb. 05, 2013		Feb. 28, 2013 Common Units [Member]	Jun. 30, 2013 Common Units [Member]	Dec. 31, 2012 Common Units [Member]	Feb. 28, 2013 Subordinated Units [Member]	Jun. 30, 2013 Subordinated Units [Member]	Dec. 31, 2012 Subordinated Units [Member]	Feb. 28, 2013 General Partner Units [Member]	Jun. 30, 2013 General Partner Units [Member]	Dec. 31, 2012 General Partner Units [Member]	Jun. 30, 2013 Gross proceeds [Member]		Jun. 30, 2013 Net proceeds [Member]	Feb. 28, 2013 Golar private placement [Member] Common Units [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				4,316,947 [1]			0			88,101						416,947 [1]
Offering Price		$ 29.74
Proceeds from issuance of partnership units													$ 131,006	[2]	$ 130,244
Golar's Ownership after equity issuance		50.90%	[3]
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	2.00%
Common Units, Units Outstanding					40,563,096	36,246,149
Subordinated Units, Units Outstanding								15,949,831	15,949,831
General Partners' Capital Account, Units Outstanding											1,153,326	1,065,225

[1]	Includes common units issued by the Partnership to Golar in a private placement made concurrently with the public offering of 416,947 common units.
[2]	Includes General Partner's 2% proportionate capital contribution.
[3]	Includes Golar's 2% general partner interest in the Partnership.

SUBSEQUENT EVENTS (Details) (Dividend Declared [Member], USD $)	0 Months Ended
Jul. 25, 2012
Dividend Declared [Member]
Subsequent Event [Line Items]
Date of dividends declaration	Jul 25, 2013
Cash distribution (in dollars per share)	$ 0.515
Date of payment of cash distribution	Aug 14, 2013
Date of record of cash distribution	Aug 5, 2013